Consolidated Balance Sheet - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Non-current assets
Property, plant and equipment	€ 10,923.7	€ 10,847.0	€ 9,908.9
Right of use assets	148.5	166.5	209.1
Intangible assets	146.4	146.4	146.4
Derivative financial instruments	15.4	3.3	54.6
Other assets	261.7	183.2	168.9
Deferred tax	1.6	2.1	6.6
Total non-current assets	11,497.3	11,348.5	10,494.5
Current assets
Inventories	4.6	6.2	6.0
Other assets	1,850.7	1,275.4	878.6
Trade receivables	73.5	76.4	59.7
Derivative financial instruments	94.4	349.5	292.1
Restricted cash	23.1	6.4	19.5
Financial assets: cash > 3 months	100.1	237.8	1,056.2
Cash and cash equivalents	3,863.3	3,875.4	3,599.3
Total current assets	6,009.7	5,827.1	5,911.4
Total assets	17,507.0	17,175.6	16,405.9
Current liabilities
Provisions	53.5	46.0	19.8
Trade payables	702.0	792.2	1,065.5
Accrued expenses and other liabilities	6,179.4	5,227.6	4,783.5
Current lease liability	37.7	39.4	43.2
Current maturities of debt	848.4	50.0	1,056.7
Current tax	107.1	66.6	66.3
Derivative financial instruments	224.7	178.8	386.6
Total current liabilities	8,152.8	6,400.6	7,421.6
Non-current liabilities
Provisions	141.1	138.1	154.5
Derivative financial instruments	2.5	3.3	11.2
Deferred tax	377.1	362.0	159.3
Non-current lease liability	111.4	125.2	163.1
Non-current maturities of debt	1,685.2	2,532.2	2,853.2
Total non-current liabilities	2,317.3	3,160.8	3,341.3
Shareholders' equity
Issued share capital	6.4	6.9	6.9
Share premium account	1,421.6	1,404.3	1,379.9
Other undenominated capital	4.0	3.5	3.5
Retained earnings	5,588.6	5,899.8	4,180.0
Other reserves	16.3	299.7	72.7
Shareholders' equity	7,036.9	7,614.2	5,643.0
Total liabilities and shareholders' equity	€ 17,507.0	€ 17,175.6	€ 16,405.9